Investment in associates (Details) ₽ in Millions	3 Months Ended
	Mar. 31, 2020 RUB (₽) item	Mar. 31, 2019 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Investment in associates
Number of associates | item	1
Statement of financial position:
Non-current assets	₽ 20,790		₽ 19,360
including cash and cash equivalents	32,240	₽ 36,507	42,101	₽ 40,966
Current liabilities	(39,956)		(50,240)
Carrying amount of investment in associates (45%) of net assets	1,250		1,118
Revenue and net income
Revenue	10,610	8,938
Cost of revenues	(4,350)	(3,571)
Other income and expenses, net	(16)	49
including personnel expenses	(2,283)	(1,821)
including depreciation and amortization	(319)	(346)
Net profit	₽ 1,599	1,327
JSC Tochka
Investment in associates
Share in entity according to share in dividends and potential capital gains	45.00%
Statement of financial position:
Non-current assets	₽ 1,286		1,199
Current assets	2,542		2,019
including cash and cash equivalents	1,472		995
Non-current financial liabilities	(344)		(337)
Current liabilities	(707)		(397)
including financial liabilities	(568)		(314)
Net assets	2,777		2,484
Carrying amount of investment in associates (45%) of net assets	1,250		₽ 1,118
Revenue and net income
Revenue	1,755	718
Cost of revenues	(85)	(15)
Other income and expenses, net	(1,376)	(847)
including personnel expenses	(749)	(361)
including depreciation and amortization	(64)	(8)
Net profit	294	(144)
Group's share (45%) of total net (loss)/profit	₽ 132	₽ (65)